BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Narrative) (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Corteva [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage held by other entity in subsidiary	$ 27,260